FAIR VALUE MEASUREMENTS - Reconciliation of Level 3 Liabilities (Details) - Contingent consideration - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018
A reconciliation of the beginning and ending balances of Level 3 liabilities
Beginning balance	$ 60.0	$ 281.0
Plated acquisition	0.0	60.1
Change in fair value	(59.3)	(50.9)
Payments	(0.7)	(230.2)
Ending balance	$ 0.0	$ 60.0